Lease liabilities - Maturity of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be paid	$ 378,510	$ 337,980
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be paid	52,941	54,431
Between 1 and 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be paid	66,474	61,931
Between 2 and 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be paid	61,398	50,839
Between 3 and 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be paid	47,677	41,781
Between 4 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be paid	39,254	31,231
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be paid	$ 110,766	$ 97,767